Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of the revenue information of the Group

	Year Ended December 31,
	2021	2022	2023
	$	$	$
E-commerce of discount coupons	411,097,123	182,940,792	28,385,689
E-commerce of commission coupons	—	95,522,903	237,748,379
Online advertising	122,522,232	64,707,215	50,720,362
Listing	497,615	11,274	—
	534,116,970	343,182,184	316,854,430